Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of net cash flow from operating activities
Loss for the financial period	€ (1,891)	€ (7,802)
Loss from discontinued operations		3,535
(Loss)/earnings for earnings per share from continuing operations	(1,891)	(4,267)
Non-operating expense		3
Investment income	(281)	(184)
Financing costs	1,369	999
Income tax expense/(credit)	1,380	1,420
Operating profit/(loss)	577	(2,029)
Adjustments for:
Share based payments and other non-cash charges	78	46
Depreciation and amortisation	6,782	4,871
Loss on disposal of property, plant and equipment and intangible assets	24	19
Share of result of equity accounted associates and joint ventures	2,601	430
Impairment losses		3,495
Other (income)/expense	(1,024)	91
Increase in inventory	(6)	(202)
Increase in trade and other receivables	(1,069)	(1,443)
(Decrease)/increase in trade and other payables	(1,341)	47
Cash generated by operations	6,622	5,325
Net tax paid	(483)	(428)
Cash flows from discontinued operations		(71)
Net cash flow from operating activities	€ 6,139	4,826
Decrease in loss		31
Increase in income tax expense		11
Increase in trade and other receivable		€ 42